Employee benefits liabilities - Disclosure of defined benefit obligation and fair value of related plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 5,165
Employee benefit liability	8,749
Defined benefit plan asset	(2,423)	€ (704)
Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		645
Employee benefit liability		1,513
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,161
Other provisions for employees | Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability		163
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,782
Employee benefit liability	4,174
Defined benefit plan asset	(2,392)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	2,258
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,156
Pension benefit and other post employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		646
Defined benefit plan asset		(704)
Defined Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	7,588
Defined benefit plan asset	(2,423)
Defined Benefit Plans | Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability		1,350
Defined benefit plan asset		(705)
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	33,614
Projected benefit obligation | Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		7,889
Projected benefit obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	30,231	6,915
Projected benefit obligation | Pension benefits | Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		6,915
Projected benefit obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,258	0	€ 0
Projected benefit obligation | Health care and life insurance plans | Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		12
Projected benefit obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,125	752	907
Projected benefit obligation | Other post-employment benefits | Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		962
Projected benefit obligation | Pension benefit and other post employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		7,890	7,309
Plan Assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(28,475)	(6,876)
Plan Assets | Pension benefits | Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		(7,244)
Plan Assets | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(347)
Plan Assets | Pension benefit and other post employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		(7,244)	€ (6,993)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ (26)
Asset ceiling | Pension benefits | Reclassifications
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		€ 0